Derivative Contracts - Fair Value of Derivative Instruments (Details) - Foreign exchange contracts - Not Designated as Hedging Instrument - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,585.0	$ 1,802.9	$ 1,675.3
Cash collateral	$ 1.9	$ 3.4	$ 3.7